Shares in Escrow	6 Months Ended
Jun. 30, 2023
Shares in escrow [Abstract]
Shares in escrow

Note 17. Shares in escrow

	As of June 30, 2023	As of December 31, 2022
As of January 1	$40,064	$101,859
Escrowed shares	—	—
Fair value remeasurement	(9,665)	(61,795)
Balance as of June 30/December 31	$30,399	$40,064

The fair value of the Shares in escrow decreased for the six months ended June 30, 2023 by $9,665 (decreased for the year ended December 31, 2022: $61,795). Refer to Note 7. Finance expenses, net.